CAPITAL STOCK (Details Narrative) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					2,000,000,000		2,000,000,000	2,000,000,000
Common stock, par value					$ 0.001		$ 0.001	$ 0.001
Preferred stock shares authorized							20,000,000
Preferred stock, par value					$ 0.001		$ 0.001
Common stock, shares issued							604,150,321	276,383,093
Common stock, shares outstanding					733,766,705		604,150,321	276,383,093
Number of shares issued							14,733,333	27,449,011
Principal amount							$ 345,000	$ 368,011
Accrued interest payable							$ 20,424
Conversion of shares, value	$ 40,971	$ 87,174	$ 139,125	$ 92,750
Shares issued for services, shares						4,000,000	4,000,000
Shares issued for services, value				$ 20,000		$ 20,000	$ 20,000	416,200
Decrease in derivative liabilities							263,780	361,172
Accrued interest payable								34,505
Preferred Stock, Shares Issued					20,000,000
[custom:SettlementOfDerivativeLiabilities]					$ 30,758	$ 230,186	$ 263,780	$ 3,774,269
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					221	221
Shares converted							221	593
Conversion of shares, value					$ 22,100	$ 22,100	$ 22,100	$ 59,300
Accrued interest payable					$ 264,530		$ 264,530
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	129,616,384	90,290,619	111,185,856	32,941,380	14,733,333		331,612,439	143,045,532
Conversion of shares							312,879,106	76,063,187
Conversion of shares, value	$ 129,617	$ 90,290	$ 111,186	$ 32,941
Shares issued for services, shares				4,000,000			4,000,000	27,449,011
Shares issued for services, value				$ 4,000			$ 4,000	$ 27,449
Number of shares returned and cancelled							3,845,211
Amount of shares returned and cancelled							$ 3,845
Common Stock [Member] | Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					129,616,384	14,733,333
Conversion of shares						234,417,855
Conversion of shares, value					$ 38,750
Shares issued for services, shares								39,533,334
Shares issued for services, value								$ 416,200
Accrued interest payable		$ 17,799			2,221	$ 17,799
[custom:SettlementOfDerivativeLiabilities]					$ 30,758	$ 230,186
Stock Issued During Period, Shares, New Issues						253,151,188
Debt Conversion, Converted Instrument, Amount						$ 301,250
Common Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued							14,733,333	39,533,334
Conversion of shares, value							$ 22,100	$ 59,300